Share Capital and Share Premium	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Share capital and share Premium

11. Share capital and share premium

	2024	2023	2022
	(in thousands)
	£	£	£
Share capital	5,681	2,114	2,095
Share premium	146,146	141,306	141,108
	151,827	143,420	143,203

	Number	Number	Number
	(in thousands)
Issued share capital comprises:
Ordinary shares of £0.04 each	142,037	52,860	52,373
	142,037	52,860	52,373

	Number of shares	Share capital	Share premium
	(in thousands)
		£	£
Fully paid shares:
Balance at December 31, 2022	52,373	2,095	141,108
Exercise of share options	79	3	1
Issue of share capital	408	16	197
Balance at December 31, 2023	52,860	2,114	141,306
Exercise of share options	149	6	1
Issue of share capital	89,028	3,561	4,839
Balance at December 31, 2024	142,037	5,681	146,146

Ordinary shares

Holders of ordinary shares are entitled to one vote for each share held of record on all matters submitted to a vote of shareholders and do not have cumulative voting rights.

Capital management

For the purpose of the Company’s capital management, capital includes issued capital, share premium and all other equity reserves attributable to the equity holders of the Company. The purpose of the Company’s capital management is to maximize shareholder value and ensure adequate capital is available to meet the medium-term operating plan. Review of operations and commitments is key to identifying future capital management and a full review is undertaken on a quarterly basis.

No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2024, 2023 or 2022.